                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED AUGUST 1, 2006
               TO PROSPECTUS DATED MAY 1, 2006 (AS SUPPLEMENTED)

This supplement describes changes to the prospectus dated May 1, 2006, as supplemented, for Marquis Portfolios/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy.

INVESTMENT PORTFOLIOS

On August 1, 2006, Legg Mason Partners Fund Advisor, LLC (LMPFA) will become the investment manager of each investment portfolio listed in the table below. In addition, on August 1, 2006, CAM North America, LLC (CAM N.A.) or Western Asset Management Company (Western Asset) will become the subadviser of the investment portfolios listed below. LMPFA, CAM N.A., and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

The information under the "INVESTMENT OPTIONS" and "APPENDIX B -- Participating Investment Portfolios" sections of the prospectus regarding sub-advisers is superseded by the following:

INVESTMENT PORTFOLIO                                          NEW SUBADVISER(S)
-------------------------------------------------------------------------------
Legg Mason Partners Variable Multiple Discipline Portfolio --
  All Cap Growth and Value                                      CAM N.A.

Legg Mason Partners Variable Multiple Discipline Portfolio --
  Large Cap Growth and Value                                    CAM N.A.

Legg Mason Partners Variable Appreciation Portfolio             CAM N.A.

Legg Mason Partners Variable Fundamental Value Portfolio        CAM N.A.

Legg Mason Partners Variable Portfolios III, Inc. --
  Legg Mason Partners Variable Aggressive Growth Portfolio      CAM N.A.

Legg Mason Partners Variable Portfolios III, Inc. --
  Legg Mason Partners Variable Large Cap Growth Portfolio       CAM N.A.

Legg Mason Partners Variable Dividend Strategy Portfolio        CAM N.A.

Legg Mason Partners Variable Investors Portfolio                CAM N.A.

Legg Mason Partners Variable Small Cap Growth Portfolio         CAM N.A.

Legg Mason Partners Variable Money Market Portfolio             Western Asset

Legg Mason Partners Variable High Yield Bond Portfolio          Western Asset

Our forms and communications with you may temporarily continue to refer to the investment managers and/or subadvisers that the investment portfolios listed above had before August 1, 2006 until we are able to revise such documents.

On September 1, 2006, the name of the Legg Mason Partners Variable High Yield Bond Portfolio will be changed to the Legg Mason Partners Variable Global High Yield Bond Portfolio. There will be no change in the

                                      1
                                                                      SUPP-MQLM
portfolio's investment objective or investment policies as a result of the name change. Our forms and communications with you may temporarily continue to refer to the portfolio by its previous name until we are able to revise such documents.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 5 Park Plaza, Suite 1900                            Telephone: (800) 842-9325
 Irvine, CA 92614

Marquis and Marquis Portfolios are service marks of Citigroup Inc. or its Affiliates and are used by MetLife, Inc. and its Affiliates under license.

                                      2